Financial Risk Management (Tables)	12 Months Ended
Jun. 30, 2015
Financial Risk Management [Abstract]
Schedule of balances in foreign currency
	June 30, 2015 balances CA$	June 30, 2014 balances CA$

Trade payables	201,169	136,825
Cash	88,205	65,513

Fair value of off-balance sheet risks
Cash and cash equivalents $	Insured amount $	Non-insured amount $

1,754,433	70,618	1,683,815